John Hancock Strategic Equity Allocation Fund | Prospectus Class NAV Shares
John Hancock Funds II
Supplement dated April 5, 2012
to the Prospectus dated March 26, 2012
Strategic Equity Allocation Fund
The Annual fund operating expenses table for the Strategic Equity Allocation Fund is revised and restated as follows:

Annual operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	0.65

Other expenses[1]	0.03

Total annual fund operating expenses	0.68

Contractual expense reimbursement[2]	-0.17

Total annual fund operating expenses after expense reimbursement	0.51

1	“Other expenses” have been estimated for the fund’s first year of operations.

2	The adviser contractually agreed to limit its management fee to 0.48% of the fund’s average annual net assets. The current expense limitation agreement expires on March 26, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.